UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Renew Depositor LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2017 to September 30, 2017

Date of Report (Date of earliest event reported)
October 6, 2017

Commission File Number of securitizer:
Not applicable

Central Index Key Number of securitizer:
0001703389

Mimi Frusha, (510) 451-7903

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer hereby makes its quarterly filing to disclose the repurchase requests it has received during the calendar quarter ending September 30, 2017. The securitizer acts as transferor for the securitization transaction pursuant to which asset-backed securities have been issued by Renew 2017-1, an exempted company incorporated with limited liability under the laws of the Cayman Islands (the “Issuer”).  The transaction documents for such securitization transaction includes an arrangement for “Advances” to be made to the Issuer by Renew Financial Group LLC (“Renew”) in the event of notice of a non-conforming PACE assessment. This form reports on activity with respect to Advances made to the Issuer by Renew and whether any Advances have been demanded and, if so, their status.

Pursuant to requests for advances received during the calendar quarter ending September 30, 2017, Renew has made or will make advances in the amount of $1,896,334.84, which amount reflects both principal and interest due on the underlying assessments.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

Renew Depositor LLC

/s/ Francisco DeVries

Francisco DeVries, Chief Executive Officer